UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-5635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	9/30/10

Date of reporting period:	07/01/2010 - 06/30/2011

Registrant :	Putnam Diversified Income Trust
Fund Name :	Putnam Diversified Income Trust
Date of fiscal year end:	09/30/2010

Compton Petroleum Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMZ	CUSIP 204755AB8	09/14/2010		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	A Resolution Of Noteholders (The Noteholders Arrangement Resolution), The Full Text Of Which Is Set Out In Appendix A To The Accompanying Management Proxy Circular (The Circular), Approving Among Other Things An Arrangement (The Arrangement) Pursuant To Section 192 Of The Canada Business Corporations Act, Which Arrangement Is More Particularly Described In The Circular	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Diversified Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2011